Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Fair Value, Assets and Liabilities Measured On Recurring Basis

The following table analyses within the fair value hierarchy the Company’s assets and liabiliites (by class) not measured at fair value but for which fair value is disclosed.

31 March 2016	Level 1	Level 2	Level 3	Total
Assets
Loans and receivables
- Cash and cash equivalents	118,598	-	-	118,598
- Term deposit	-			-
- Trade and other receivables	-	-	176,322	176,322
Total	118,598	-	176,322	294,920

Liabilities
Trade and other payables	-	-	54,368	54,368
Total	-	-	54,368	54,368

31 March 2015	Level 1	Level 2	Level 3	Total
Assets
Loans and receivables
- Cash and cash equivalents	31,698	-	-	31,698
- Term deposit	250,000			250,000
- Trade and other receivables	-	-	24,767	24,767
Total	281,698	-	24,767	306,465

Liabilities
Trade and other payables	-	-	11,838	11,838
Total	-	-	11,838	11,838